Unaudited interim condensed consolidated statement of cash flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Cash flows used in operating activities
Net loss for the period		€ (49,029)	€ (55,269)
Elimination of non-cash or non-operating income and expenses
Depreciation, amortization and provisions		1,878	1,138
Deferred and current taxes		22	(35)
Tax credits		(2,657)	(3,643)
Cost of debt		5,180	1,900
Sharebased compensation expense		2,238	2,046
Share of net profit of associates and joint ventures accounted for using the equity method		8
Exchange (gains) / losses		(73)	503
Fair value variation through profit and loss		(8,506)	(1,623)
Other			18
Cash flows used in operations before tax, interest and changes in working capital		(50,939)	(54,965)
Decrease / (increase) in operating and other receivables		4,075	(2,322)
Increase / (decrease) in operating and other payables		(2,409)	8,147
Decrease / (increase) in inventories		24	(28)
Tax credit received		5,333	5,220
Other	[1]	(4,426)	(1,285)
Tax, interest and changes in operating working capital		2,597	9,732
Net cash used in operating activities		(48,342)	(45,233)
Cash flows used in investing activities
Purchases of property, plant and equipment and intangible assets		(255)	(230)
Disposals of property, plant and equipment and intangible assets		90	130
Decrease / (Increase) in short-term deposit accounts		70	998
Increase / (Decrease) in other non-current financial assets		9,008	(8,600)
Net cash from (used in) investing activities		8,912	(7,702)
Cash flows used in financing activities
Capital increase net of transaction cost		6	2
Subscription of borrowings and warrants net of transaction cost		24,911
Repayment of debt		(1,177)	(1,448)
Repayment of lease liabilities		(1,173)	(707)
Net cash from (used in) financing activities		22,568	(2,153)
Net increase (decrease) in cash and cash equivalents		(16,863)	(55,087)
Cash and cash equivalents at beginning of period		26,918	86,736
Exchange gains / (losses)		92	(409)
Net cash and cash equivalents at the end of period		€ 10,147	€ 31,240

[1]	Mainly include an increase in prepaid expense